Distribution Date:	12/15/23	COMM 2019-GC44 Mortgage Trust
Determination Date:	12/11/23
Next Distribution Date:	01/18/24
Record Date:	11/30/23	Commercial Mortgage Pass-Through Certificates
Series 2019-GC44

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	5		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Additional Information	6
			Executive Vice President - Division Head	(913) 253-9001
Bond / Collateral Reconciliation - Cash Flows	7
			10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	18
			David Rodgers	(212) 230-9025
Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12655TBG3	1.997000%	23,338,000.00	5,877,747.02	495,061.45	9,781.55	0.00	0.00	504,843.00	5,382,685.57	30.56%	30.00%
A-2	12655TBH1	2.827000%	138,840,000.00	138,840,000.00	0.00	327,083.90	0.00	0.00	327,083.90	138,840,000.00	30.56%	30.00%
A-3	12655TBK4	2.688000%	55,469,000.00	55,469,000.00	0.00	124,250.56	0.00	0.00	124,250.56	55,469,000.00	30.56%	30.00%
A-SB	12655TBJ7	2.873000%	29,564,000.00	29,564,000.00	0.00	70,781.14	0.00	0.00	70,781.14	29,564,000.00	30.56%	30.00%
A-4	12655TBL2	2.698000%	176,000,000.00	176,000,000.00	0.00	395,706.67	0.00	0.00	395,706.67	176,000,000.00	30.56%	30.00%
A-5	12655TBM0	2.950000%	267,197,000.00	267,197,000.00	0.00	656,859.29	0.00	0.00	656,859.29	267,197,000.00	30.56%	30.00%
A-M	12655TBP3	3.263000%	118,356,000.00	118,356,000.00	0.00	321,829.69	0.00	0.00	321,829.69	118,356,000.00	18.33%	18.00%
B	12655TBQ1	3.465000%	40,685,000.00	40,685,000.00	0.00	117,477.94	0.00	0.00	117,477.94	40,685,000.00	14.13%	13.88%
C	12655TBR9	3.522037%	35,753,000.00	35,753,000.00	0.00	104,936.17	0.00	0.00	104,936.17	35,753,000.00	10.44%	10.25%
D	12655TAG4	2.500000%	23,425,000.00	23,425,000.00	0.00	48,802.08	0.00	0.00	48,802.08	23,425,000.00	8.02%	7.88%
E	12655TAJ8	2.500000%	18,493,000.00	18,493,000.00	0.00	38,527.08	0.00	0.00	38,527.08	18,493,000.00	6.11%	6.00%
F	12655TAL3	2.750000%	18,493,000.00	18,493,000.00	0.00	42,379.79	0.00	0.00	42,379.79	18,493,000.00	4.20%	4.13%
G-RR	12655TAN9	3.522037%	9,863,000.00	9,863,000.00	0.00	28,948.21	0.00	0.00	28,948.21	9,863,000.00	3.18%	3.13%
H-RR*	12655TAQ2	3.522037%	30,822,346.00	30,822,345.85	0.00	84,808.35	0.00	0.00	84,808.35	30,822,345.85	0.00%	0.00%
S	12655TAU3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	100.00%
R	12655TAV1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	100.00%
RR Interest	N/A	3.522037%	12,200,000.00	11,984,025.70	6,123.65	35,103.53	0.00	0.00	41,227.18	11,977,902.05	0.00%	0.00%
RR Certificates	12655TAT6	3.522037%	25,800,000.00	25,343,267.48	12,950.02	74,235.32	0.00	0.00	87,185.34	25,330,317.46	0.00%	0.00%
180W-A	12655TAW9	3.400057%	33,155,000.00	33,155,000.00	0.00	93,940.74	0.00	0.00	93,940.74	33,155,000.00	72.63%	72.63%
180W-B	12655TAY5	3.400057%	35,530,000.00	35,530,000.00	0.00	100,670.02	0.00	0.00	100,670.02	35,530,000.00	43.29%	43.29%
180W-C	12655TBA6	3.400057%	42,940,000.00	42,940,000.00	0.00	121,665.37	0.00	0.00	121,665.37	42,940,000.00	7.84%	7.84%

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹	Support¹

180W-D*	12655TBC2	3.400057%	9,500,000.00	9,500,000.00	0.00	26,917.12	0.00	0.00	26,917.12	9,500,000.00	0.00%	0.00%
180W-VRR	12655TBF5	3.400057%	6,375,000.00	6,375,000.00	0.00	18,062.80	0.00	0.00	18,062.80	6,375,000.00	0.00%	0.00%
Regular SubTotal			1,151,798,346.00	1,133,665,386.05	514,135.12	2,842,767.32	0.00	0.00	3,356,902.44	1,133,151,250.93

X-A	12655TBN8	0.631174%	808,764,000.00	791,303,747.02	0.00	416,208.39	0.00	0.00	416,208.39	790,808,685.57
X-B	12655TAA7	0.030359%	76,438,000.00	76,438,000.00	0.00	1,933.81	0.00	0.00	1,933.81	76,438,000.00
X-D	12655TAC3	1.022037%	41,918,000.00	41,918,000.00	0.00	35,701.47	0.00	0.00	35,701.47	41,918,000.00
X-F	12655TAE9	0.772037%	18,493,000.00	18,493,000.00	0.00	11,897.74	0.00	0.00	11,897.74	18,493,000.00
Notional SubTotal			945,613,000.00	928,152,747.02	0.00	465,741.41	0.00	0.00	465,741.41	927,657,685.57

Deal Distribution Total					514,135.12	3,308,508.73	0.00	0.00	3,822,643.85

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12655TBG3	251.85307310	21.21267675	0.41912546	0.00000000	0.00000000	0.00000000	0.00000000	21.63180221	230.64039635
A-2	12655TBH1	1,000.00000000	0.00000000	2.35583333	0.00000000	0.00000000	0.00000000	0.00000000	2.35583333	1,000.00000000
A-3	12655TBK4	1,000.00000000	0.00000000	2.24000000	0.00000000	0.00000000	0.00000000	0.00000000	2.24000000	1,000.00000000
A-SB	12655TBJ7	1,000.00000000	0.00000000	2.39416655	0.00000000	0.00000000	0.00000000	0.00000000	2.39416655	1,000.00000000
A-4	12655TBL2	1,000.00000000	0.00000000	2.24833335	0.00000000	0.00000000	0.00000000	0.00000000	2.24833335	1,000.00000000
A-5	12655TBM0	1,000.00000000	0.00000000	2.45833333	0.00000000	0.00000000	0.00000000	0.00000000	2.45833333	1,000.00000000
A-M	12655TBP3	1,000.00000000	0.00000000	2.71916667	0.00000000	0.00000000	0.00000000	0.00000000	2.71916667	1,000.00000000
B	12655TBQ1	1,000.00000000	0.00000000	2.88750006	0.00000000	0.00000000	0.00000000	0.00000000	2.88750006	1,000.00000000
C	12655TBR9	1,000.00000000	0.00000000	2.93503119	0.00000000	0.00000000	0.00000000	0.00000000	2.93503119	1,000.00000000
D	12655TAG4	1,000.00000000	0.00000000	2.08333319	0.00000000	0.00000000	0.00000000	0.00000000	2.08333319	1,000.00000000
E	12655TAJ8	1,000.00000000	0.00000000	2.08333315	0.00000000	0.00000000	0.00000000	0.00000000	2.08333315	1,000.00000000
F	12655TAL3	1,000.00000000	0.00000000	2.29166658	0.00000000	0.00000000	0.00000000	0.00000000	2.29166658	1,000.00000000
G-RR	12655TAN9	1,000.00000000	0.00000000	2.93503092	0.00000000	0.00000000	0.00000000	0.00000000	2.93503092	1,000.00000000
H-RR	12655TAQ2	999.99999513	0.00000000	2.75152157	0.18350972	2.43686610	0.00000000	0.00000000	2.75152157	999.99999513
S	12655TAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12655TAV1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	N/A	982.29718852	0.50193852	2.87733852	0.00573443	0.07615656	0.00000000	0.00000000	3.37927705	981.79525000
RR Certificates	12655TAT6	982.29718915	0.50193876	2.87733798	0.00573488	0.07615388	0.00000000	0.00000000	3.37927674	981.79525039
180W-A	12655TAW9	1,000.00000000	0.00000000	2.83338079	0.00000000	0.00000000	0.00000000	0.00000000	2.83338079	1,000.00000000
180W-B	12655TAY5	1,000.00000000	0.00000000	2.83338080	0.00000000	0.00000000	0.00000000	0.00000000	2.83338080	1,000.00000000
180W-C	12655TBA6	1,000.00000000	0.00000000	2.83338076	0.00000000	0.00000000	0.00000000	0.00000000	2.83338076	1,000.00000000
180W-D	12655TBC2	1,000.00000000	0.00000000	2.83338105	0.00000000	0.05544000	0.00000000	0.00000000	2.83338105	1,000.00000000
180W-VRR	12655TBF5	1,000.00000000	0.00000000	2.83338039	0.00000000	0.00434824	0.00000000	0.00000000	2.83338039	1,000.00000000

Notional Certificates
X-A	12655TBN8	978.41118920	0.00000000	0.51462279	0.00000000	0.00000000	0.00000000	0.00000000	0.51462279	977.79906817
X-B	12655TAA7	1,000.00000000	0.00000000	0.02529907	0.00000000	0.00000000	0.00000000	0.00000000	0.02529907	1,000.00000000
X-D	12655TAC3	1,000.00000000	0.00000000	0.85169784	0.00000000	0.00000000	0.00000000	0.00000000	0.85169784	1,000.00000000
X-F	12655TAE9	1,000.00000000	0.00000000	0.64336452	0.00000000	0.00000000	0.00000000	0.00000000	0.64336452	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	11/01/23 - 11/30/23	30	0.00	9,781.55	0.00	9,781.55	0.00	0.00	0.00	9,781.55	0.00
A-2	11/01/23 - 11/30/23	30	0.00	327,083.90	0.00	327,083.90	0.00	0.00	0.00	327,083.90	0.00
A-3	11/01/23 - 11/30/23	30	0.00	124,250.56	0.00	124,250.56	0.00	0.00	0.00	124,250.56	0.00
A-SB	11/01/23 - 11/30/23	30	0.00	70,781.14	0.00	70,781.14	0.00	0.00	0.00	70,781.14	0.00
A-4	11/01/23 - 11/30/23	30	0.00	395,706.67	0.00	395,706.67	0.00	0.00	0.00	395,706.67	0.00
A-5	11/01/23 - 11/30/23	30	0.00	656,859.29	0.00	656,859.29	0.00	0.00	0.00	656,859.29	0.00
X-A	11/01/23 - 11/30/23	30	0.00	416,208.39	0.00	416,208.39	0.00	0.00	0.00	416,208.39	0.00
X-B	11/01/23 - 11/30/23	30	0.00	1,933.81	0.00	1,933.81	0.00	0.00	0.00	1,933.81	0.00
X-D	11/01/23 - 11/30/23	30	0.00	35,701.47	0.00	35,701.47	0.00	0.00	0.00	35,701.47	0.00
X-F	11/01/23 - 11/30/23	30	0.00	11,897.74	0.00	11,897.74	0.00	0.00	0.00	11,897.74	0.00
A-M	11/01/23 - 11/30/23	30	0.00	321,829.69	0.00	321,829.69	0.00	0.00	0.00	321,829.69	0.00
B	11/01/23 - 11/30/23	30	0.00	117,477.94	0.00	117,477.94	0.00	0.00	0.00	117,477.94	0.00
C	11/01/23 - 11/30/23	30	0.00	104,936.17	0.00	104,936.17	0.00	0.00	0.00	104,936.17	0.00
D	11/01/23 - 11/30/23	30	0.00	48,802.08	0.00	48,802.08	0.00	0.00	0.00	48,802.08	0.00
E	11/01/23 - 11/30/23	30	0.00	38,527.08	0.00	38,527.08	0.00	0.00	0.00	38,527.08	0.00
F	11/01/23 - 11/30/23	30	0.00	42,379.79	0.00	42,379.79	0.00	0.00	0.00	42,379.79	0.00
G-RR	11/01/23 - 11/30/23	30	0.00	28,948.21	0.00	28,948.21	0.00	0.00	0.00	28,948.21	0.00
H-RR	11/01/23 - 11/30/23	30	69,453.73	90,464.55	0.00	90,464.55	5,656.20	0.00	0.00	84,808.35	75,109.93
RR Interest	11/01/23 - 11/30/23	30	859.15	35,173.49	0.00	35,173.49	69.96	0.00	0.00	35,103.53	929.11
RR
	11/01/23 - 11/30/23	30	1,816.81	74,383.28	0.00	74,383.28	147.96	0.00	0.00	74,235.32	1,964.77
Certificates
180W-A	11/01/23 - 11/30/23	30	0.00	93,940.74	0.00	93,940.74	0.00	0.00	0.00	93,940.74	0.00
180W-B	11/01/23 - 11/30/23	30	0.00	100,670.02	0.00	100,670.02	0.00	0.00	0.00	100,670.02	0.00
180W-C	11/01/23 - 11/30/23	30	0.00	121,665.37	0.00	121,665.37	0.00	0.00	0.00	121,665.37	0.00
180W-D	11/01/23 - 11/30/23	30	526.68	26,917.12	0.00	26,917.12	0.00	0.00	0.00	26,917.12	526.68
180W-VRR	11/01/23 - 11/30/23	30	27.72	18,062.80	0.00	18,062.80	0.00	0.00	0.00	18,062.80	27.72
Totals			72,684.09	3,314,382.85	0.00	3,314,382.85	5,874.12	0.00	0.00	3,308,508.73	78,558.21

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,822,643.85
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,329,898.87	Master Servicing Fee	6,820.25
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,915.36
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	472.36
ARD Interest	0.00	Operating Advisor Fee	1,308.02
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,329,898.87	Total Fees	15,515.99

Principal		Expenses/Reimbursements
Scheduled Principal	514,135.13	Reimbursement for Interest on Advances	31.40
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	842.72
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	514,135.13	Total Expenses/Reimbursements	5,874.12

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,308,508.73
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	514,135.12
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,822,643.85
Total Funds Collected	3,844,034.00	Total Funds Distributed	3,844,033.96

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,006,165,386.05	1,006,165,386.05	Beginning Certificate Balance	1,133,665,386.05
(-) Scheduled Principal Collections	514,135.13	514,135.13	(-) Principal Distributions	514,135.12
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,005,651,250.92	1,005,651,250.92	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,006,439,578.47	1,006,439,578.47	Ending Certificate Balance	1,133,151,250.93
Ending Actual Collateral Balance	1,006,019,833.97	1,006,019,833.97

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.01
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.01
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	7,250,000.00	0.72%	71	3.7130	NAP	Defeased	1	7,250,000.00	0.72%	71	3.7130	NAP
	7,499,999 or less	8	44,752,500.00	4.45%	70	3.5644	2.373829	1.44 or less	2	36,407,494.73	3.62%	69	3.8402	1.310168
7,500,000 to 14,999,999		12	131,847,649.68	13.11%	67	3.6496	2.455206	1.45 to 1.74	8	157,841,758.79	15.70%	58	3.9382	1.640317
15,000,000 to 24,999,999		14	252,028,058.35	25.06%	63	3.8953	2.038259	1.75 to 2.49	15	220,341,042.73	21.91%	67	3.7564	2.178764
25,000,000 to 49,999,999		11	364,576,820.31	36.25%	55	3.3342	2.842471	2.50 to 3.49	23	551,810,954.67	54.87%	56	3.3379	2.979680
	50,000,000 or greater	4	205,196,222.58	20.40%	56	3.3827	2.824594	3.50 or greater	1	32,000,000.00	3.18%	71	3.1600	4.020000
	Totals	50	1,005,651,250.92	100.00%	60	3.5390	2.557342	Totals	50	1,005,651,250.92	100.00%	60	3.5390	2.557342
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	7,250,000.00	0.72%	71	3.7130	NAP
							Defeased	1	7,250,000.00	0.72%	71	3.7130	NAP
Arizona	1	16,897,606.49	1.68%	71	4.3000	3.310000
							Industrial	8	95,457,317.74	9.49%	71	3.3879	2.948532
California	10	235,743,030.44	23.44%	58	3.3540	2.827989
							Lodging	4	58,631,178.03	5.83%	71	4.0284	2.744551
Florida	3	45,853,118.81	4.56%	69	3.5102	2.697291
							Mixed Use	4	87,698,575.76	8.72%	56	3.2985	2.371181
Georgia	2	41,538,109.25	4.13%	50	3.6298	2.051579
							Multi-Family	16	210,795,000.00	20.96%	53	3.6681	2.363305
Illinois	5	69,283,395.87	6.89%	70	3.5927	2.337242
							Office	11	263,553,779.54	26.21%	59	3.3349	2.965757
Indiana	1	15,433,575.76	1.53%	71	3.6550	1.710000
							Other	1	18,907,494.73	1.88%	68	4.3800	1.190000
Kansas	1	32,343,153.17	3.22%	11	3.8600	1.720000
							Retail	10	263,357,905.12	26.19%	60	3.6007	2.304498
Kentucky	3	52,253,500.00	5.20%	71	3.3530	3.200000
							Totals	55	1,005,651,250.92	100.00%	60	3.5390	2.557342
Massachusetts	3	81,745,722.58	8.13%	71	3.7348	1.995328

Minnesota	1	17,500,000.00	1.74%	71	4.0500	1.820000

Missouri	1	6,588,660.35	0.66%	71	3.5780	2.750000

Nevada	2	43,897,801.50	4.37%	71	3.5553	2.657721

New Hampshire	1	16,600,000.00	1.65%	71	3.9123	1.502020

New Jersey	1	16,164,752.98	1.61%	71	3.8300	1.800000

New York	9	127,390,000.00	12.67%	31	3.3100	2.747787

Oklahoma	1	16,522,307.28	1.64%	65	5.0500	1.590000

Pennsylvania	3	69,010,423.39	6.86%	70	3.5517	2.874193

South Carolina	1	14,500,000.00	1.44%	71	3.6840	2.470000

Texas	3	38,611,093.05	3.84%	69	3.5801	2.667047

Utah	1	8,000,000.00	0.80%	71	3.3500	2.880000

Washington, DC	1	32,525,000.00	3.23%	70	3.0850	2.970000

Totals	55	1,005,651,250.92	100.00%	60	3.5390	2.557342

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	7,250,000.00	0.72%	71	3.7130	NAP	Defeased	1	7,250,000.00	0.72%	71	3.7130	NAP
	3.9999% or less	43	896,037,284.24	89.10%	59	3.4507	2.618032	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	3	50,036,558.18	4.98%	71	4.0216	2.178128	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	2	35,805,101.22	3.56%	69	4.3422	2.190498	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	1	16,522,307.28	1.64%	65	5.0500	1.590000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	1,005,651,250.92	100.00%	60	3.5390	2.557342	49 months or greater	49	998,401,250.92	99.28%	60	3.5378	2.563640
								Totals	50	1,005,651,250.92	100.00%	60	3.5390	2.557342
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	7,250,000.00	0.72%	71	3.7130	NAP	Defeased	1	7,250,000.00	0.72%	71	3.7130	NAP
	83 months or less	49	998,401,250.92	99.28%	60	3.5378	2.563640	Interest Only	35	679,571,790.00	67.58%	59	3.3776	2.803349
	84 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	13	299,921,966.19	29.82%	61	3.8476	2.107096
	Totals	50	1,005,651,250.92	100.00%	60	3.5390	2.557342	360 months or greater	1	18,907,494.73	1.88%	68	4.3800	1.190000
								Totals	50	1,005,651,250.92	100.00%	60	3.5390	2.557342
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		7	121,210,290.00	12.05%	70	3.5014	2.503748			No outstanding loans in this group
	Totals	50	1,005,651,250.92	100.00%	60	3.5390	2.557342

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30317219	OF	Los Angeles	CA	Actual/360	3.005%	62,593.75	0.00	0.00	N/A	11/09/29	--	25,000,000.00	25,000,000.00	12/09/23
1A	30317218				Actual/360	3.005%	125,187.50	0.00	0.00	N/A	11/09/29	--	50,000,000.00	50,000,000.00	12/09/23
2A2	30504336	MF	New York	NY	Actual/360	3.410%	113,679.23	0.00	0.00	N/A	11/06/24	--	40,000,000.00	40,000,000.00	12/06/23
2A4	30504338				Actual/360	3.410%	42,629.71	0.00	0.00	N/A	11/06/24	--	15,000,000.00	15,000,000.00	12/06/23
2A5	30504339				Actual/360	3.410%	21,314.86	0.00	0.00	N/A	11/06/24	--	7,500,000.00	7,500,000.00	12/06/23
3	30530011	RT	Worcester	MA	Actual/360	3.844%	169,887.63	87,777.90	0.00	N/A	11/01/29	--	53,030,500.48	52,942,722.58	12/01/23
4	30530012	IN	Jefferson	KY	Actual/360	3.353%	146,004.99	0.00	0.00	N/A	11/06/29	--	52,253,500.00	52,253,500.00	12/06/23
5	30317065	OF	San Francisco	CA	Actual/360	3.303%	137,625.00	0.00	0.00	N/A	11/06/24	--	50,000,000.00	50,000,000.00	12/06/23
6A6	30504207	OF	Various	Various	Actual/360	3.370%	84,250.00	0.00	0.00	N/A	08/06/29	--	30,000,000.00	30,000,000.00	12/06/23
6A7	30504208				Actual/360	3.370%	28,083.33	0.00	0.00	N/A	08/06/29	--	10,000,000.00	10,000,000.00	12/06/23
6A8	30504209				Actual/360	3.370%	14,041.67	0.00	0.00	N/A	08/06/29	--	5,000,000.00	5,000,000.00	12/06/23
7	30530009	Various Various		Various	Actual/360	3.379%	112,633.33	0.00	0.00	N/A	11/06/29	--	40,000,000.00	40,000,000.00	12/06/23
8	30504264	RT	Cook	IL	Actual/360	3.650%	109,091.07	94,390.63	0.00	N/A	11/06/29	--	35,865,557.77	35,771,167.14	08/06/23
9	30530007	OF	San Francisco	CA	Actual/360	3.451%	105,255.50	0.00	0.00	N/A	11/06/29	--	36,600,000.00	36,600,000.00	12/06/23
10	30504199	MU	New York	NY	Actual/360	2.759%	80,700.75	0.00	0.00	N/A	10/30/26	--	35,100,000.00	35,100,000.00	12/01/23
11	30317220	RT	Wyandotte	KS	Actual/360	3.860%	104,230.31	60,052.52	0.00	N/A	11/06/24	--	32,403,205.69	32,343,153.17	12/06/23
12	30317222	OF	District of Columbia	DC	Actual/360	3.085%	67,516.51	0.00	0.00	10/11/29	09/30/33	--	26,262,500.00	26,262,500.00	12/11/23
12A	30317221				Actual/360	3.085%	16,099.84	0.00	0.00	10/11/29	09/30/33	--	6,262,500.00	6,262,500.00	12/11/23
13	30503906	RT	Berks	PA	Actual/360	3.160%	84,266.67	0.00	0.00	N/A	11/06/29	--	32,000,000.00	32,000,000.00	12/06/23
14	30530004	RT	Clark	NV	Actual/360	3.400%	89,250.00	0.00	0.00	N/A	11/06/29	--	31,500,000.00	31,500,000.00	12/06/23
15	30530000	RT	Cobb	GA	Actual/360	3.542%	71,002.21	41,845.90	0.00	N/A	11/06/26	--	24,054,955.15	24,013,109.25	12/06/23
16	30504085	MU	Hillsborough	FL	Actual/360	3.660%	67,603.25	0.00	0.00	N/A	11/06/29	--	22,165,000.00	22,165,000.00	12/06/23
17	30504288	MF	Los Angeles	CA	Actual/360	4.010%	68,504.17	0.00	0.00	N/A	11/06/29	--	20,500,000.00	20,500,000.00	12/06/23
18	30503642	98	Northampton	PA	Actual/360	4.380%	69,100.21	24,070.32	0.00	N/A	08/06/29	--	18,931,565.05	18,907,494.73	12/06/23
19	30317223	OF	Tulsa	OK	Actual/360	5.050%	69,691.53	38,057.23	0.00	N/A	05/06/29	--	16,560,364.51	16,522,307.28	12/06/23
20	30503944	LO	Webb	TX	Actual/360	3.839%	55,435.32	28,837.13	0.00	N/A	10/06/29	--	17,328,048.99	17,299,211.86	12/06/23
21	30504324	MF	Fulton	GA	Actual/360	3.750%	54,765.63	0.00	0.00	N/A	11/06/29	--	17,525,000.00	17,525,000.00	12/06/23
22	30520998	RT	Los Angeles	CA	Actual/360	3.257%	47,497.92	0.00	0.00	N/A	11/06/29	--	17,500,000.00	17,500,000.00	12/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
23	30521000	LO	Maricopa	AZ	Actual/360	4.300%	60,642.78	25,959.72	0.00	N/A	11/06/29	--	16,923,566.21	16,897,606.49	12/06/23
24	30504286	MF	Hennepin	MN	Actual/360	4.050%	59,062.50	0.00	0.00	N/A	11/06/29	--	17,500,000.00	17,500,000.00	12/06/23
25	30504228	RT	Essex	NJ	Actual/360	3.830%	51,688.74	30,153.26	0.00	N/A	11/06/29	--	16,194,906.24	16,164,752.98	12/06/23
26	30520995	MU	Marion	IN	Actual/360	3.655%	47,098.18	29,573.52	0.00	N/A	11/06/29	--	15,463,149.28	15,433,575.76	12/06/23
27	30530013	MF	Strafford	NH	Actual/360	3.912%	54,120.15	0.00	0.00	N/A	11/06/29	--	16,600,000.00	16,600,000.00	12/06/23
28A6	30504193	MU	Cook	IL	Actual/360	3.660%	30,500.00	0.00	0.00	N/A	08/06/29	--	10,000,000.00	10,000,000.00	12/06/23
28A7	30504194				Actual/360	3.660%	15,250.00	0.00	0.00	N/A	08/06/29	--	5,000,000.00	5,000,000.00	12/06/23
29	30317224	MF	Plymouth	MA	Actual/360	3.420%	42,408.00	0.00	0.00	N/A	11/06/29	--	14,880,000.00	14,880,000.00	12/06/23
30	30520999	MF	Spartanburg	SC	Actual/360	3.684%	44,515.00	0.00	0.00	N/A	11/06/29	--	14,500,000.00	14,500,000.00	12/06/23
31	30317225	RT	Bristol	MA	Actual/360	3.655%	42,407.14	0.00	0.00	N/A	11/06/29	--	13,923,000.00	13,923,000.00	12/06/23
32	30504325	LO	Clark	NV	Actual/360	3.950%	40,913.27	31,547.77	0.00	N/A	11/06/29	--	12,429,349.27	12,397,801.50	12/06/23
33	30520997	LO	Kings	CA	Actual/360	4.000%	40,194.76	21,869.23	0.00	N/A	11/06/29	--	12,058,427.41	12,036,558.18	12/06/23
34	30317226	IN	Various	Various	Actual/360	3.578%	33,127.18	0.00	0.00	N/A	11/06/29	--	11,110,290.00	11,110,290.00	12/06/23
35	30530005	MF	Los Angeles	CA	Actual/360	3.728%	27,960.00	0.00	0.00	N/A	11/06/29	--	9,000,000.00	9,000,000.00	12/06/23
36	30504227	MF	Kings	NY	Actual/360	3.870%	27,412.50	0.00	0.00	N/A	11/06/29	--	8,500,000.00	8,500,000.00	12/06/23
37	30530006	MF	Summit	UT	Actual/360	3.350%	22,333.33	0.00	0.00	N/A	11/06/29	--	8,000,000.00	8,000,000.00	12/06/23
38	30317228	MF	Vanderburgh	IN	Actual/360	3.713%	22,432.71	0.00	0.00	N/A	11/06/29	--	7,250,000.00	7,250,000.00	12/06/23
39	30530003	RT	San Diego	CA	Actual/360	3.649%	21,894.00	0.00	0.00	N/A	11/06/29	--	7,200,000.00	7,200,000.00	12/06/23
40	30504219	MF	Kings	NY	Actual/360	3.700%	17,729.17	0.00	0.00	N/A	11/06/29	--	5,750,000.00	5,750,000.00	12/06/23
41	30504258	MF	Kings	NY	Actual/360	3.700%	16,804.17	0.00	0.00	N/A	11/06/29	--	5,450,000.00	5,450,000.00	12/06/23
42	30504220	MF	Kings	NY	Actual/360	3.700%	15,694.17	0.00	0.00	N/A	11/06/29	--	5,090,000.00	5,090,000.00	12/06/23
43	30504262	MF	Kings	NY	Actual/360	3.700%	15,416.67	0.00	0.00	N/A	11/06/29	--	5,000,000.00	5,000,000.00	12/06/23
Totals							2,967,546.31	514,135.13	0.00				1,006,165,386.05	1,005,651,250.92
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	113,644,415.20	121,095,169.40	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	16,466,278.84	16,028,439.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	11,720,977.60	2,014,686.12	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	13,979,977.52	14,466,314.92	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	10,621,685.08	10,803,896.80	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,106,601.58	6,151,104.23	01/01/23	09/30/23	--	0.00	0.00	202,827.75	812,401.65	0.00	0.00
9	3,455,691.40	3,889,969.82	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	9,449,839.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	11,852,676.04	11,777,436.42	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	45,499,950.16	49,067,085.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	8,459,936.67	8,652,945.67	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,081,480.68	3,251,173.38	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	4,091,772.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,026,702.84	2,222,400.68	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,717,999.00	1,731,336.53	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	9,616,285.31	9,791,464.96	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,907,742.12	2,320,666.90	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	3,019,599.05	2,829,193.49	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,615,912.75	1,659,349.40	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,310,950.58	855,947.68	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	3,302,711.46	3,735,198.92	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,201,255.90	1,334,378.73	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,833,266.70	1,888,417.92	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,553,592.63	1,709,891.70	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	986,255.40	1,270,837.96	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,233,796.67	1,236,320.68	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,320,236.00	1,352,973.12	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,852,768.74	1,633,672.56	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	2,148,110.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	2,258,197.97	2,369,914.84	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,226,611.00	1,245,044.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	623,439.43	517,683.83	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	627,438.90	687,320.23	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	788,031.29	790,338.40	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	588,377.88	747,741.74	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	447,282.68	479,394.18	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	401,113.79	463,283.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	376,592.56	392,839.80	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	341,356.70	390,319.22	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12A	45,499,950.16	49,067,085.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	113,644,415.20	121,095,169.40	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28A6	13,301,448.53	12,622,383.82	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28A7	13,301,448.53	12,622,383.82	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	12,285,787.88	14,388,192.74	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A4	12,285,787.88	14,388,192.74	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A5	12,285,787.88	14,388,192.74	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6A6	21,279,634.72	21,804,646.07	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A7	21,279,634.72	21,804,646.07	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A8	21,279,634.72	21,804,646.07	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	589,200,440.03	594,839,689.95				0.00	0.00	202,827.75	812,401.65	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/15/23	0	0.00	0	0.00	1	35,771,167.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539038%	3.521840%	60
11/17/23	0	0.00	1	35,865,557.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539235%	3.522037%	61
10/17/23	1	35,956,027.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539418%	3.522221%	62
09/15/23	1	36,049,857.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539613%	3.522416%	63
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539795%	3.522598%	64
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539976%	3.522779%	65
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.540168%	3.522972%	66
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.540347%	3.523151%	67
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.540538%	3.523343%	68
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.540716%	3.523520%	69
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.540930%	3.523735%	70
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.541106%	3.523911%	71
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	30504264	08/06/23	3	3	202,827.75	812,401.65	1,000.00	36,139,750.19	11/30/23	98
Totals					202,827.75	812,401.65	1,000.00	36,139,750.19

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		144,843,153	144,843,153	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		59,113,109	59,113,109	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		801,694,989	765,923,821	35,771,167		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-23	1,005,651,251	969,880,084	0	0	35,771,167	0
Nov-23	1,006,165,386	970,299,828	0	35,865,558	0	0
Oct-23	1,006,648,258	970,692,230	35,956,028	0	0	0
Sep-23	1,007,159,145	971,109,287	36,049,858	0	0	0
Aug-23	1,007,638,671	1,007,638,671	0	0	0	0
Jul-23	1,008,116,584	1,008,116,584	0	0	0	0
Jun-23	1,008,622,687	1,008,622,687	0	0	0	0
May-23	1,009,097,287	1,009,097,287	0	0	0	0
Apr-23	1,009,600,195	1,009,600,195	0	0	0	0
Mar-23	1,010,071,505	1,010,071,505	0	0	0	0
Feb-23	1,010,631,279	1,010,631,279	0	0	0	0
Jan-23	1,011,099,116	1,011,099,116	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	30504264	35,771,167.14	36,139,750.19	105,000,000.00	09/04/19	6,063,512.23	2.48000	09/30/23	11/06/29	250
Totals		35,771,167.14	36,139,750.19	105,000,000.00		6,063,512.23

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	30504264	RT	IL	11/30/23	98
12/11/2023 - The Loan transferred to Special Servicing on 11/30/2023. Special Servicer is reaching out to the Borrower and evaluating the Loan.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30530011	0.00	3.84430%	0.00	3.84430%	8	11/05/19	11/01/19	11/05/19
11	30317220	119,300,539.46	3.86000%	119,300,539.46 3.86000%		8	07/06/20	07/06/20	07/10/20
Totals		119,300,539.46		119,300,539.46
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	44.97	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	842.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(13.57)	0.00	0.00	0.00
Total	0.00	0.00	5,000.00	0.00	842.72	0.00	0.00	0.00	31.40	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		5,874.12

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Supplemental Notes
None

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